Investor A, Institutional [Member] Performance Management - Investor A, Institutional - BlackRock LifePath Index 2060 Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance of LifePath Index 2060 Fund to that of the Russell 1000® Index, the Bloomberg U.S. Aggregate Bond Index and the LifePath Index 2060 Fund Custom Benchmark, a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index (Net), MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which LifePath Index 2060 Fund invests according to their weightings as of the most recent quarter‑end. The Bloomberg U.S. Aggregate Bond Index and the LifePath Index 2060 Fund Custom Benchmark are relevant to the Fund because they have characteristics similar to the Fund’s investment strategy. Prior to November 1, 2024, the LifePath Index 2060 Fund Custom Benchmark was comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index and Russell 2000® Index. Prior to May 31, 2022, the LifePath Index 2060 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index and Russell 2000® Index. The weightings of the indexes in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of LifePath Index 2060 Fund’s asset allocation strategy. The returns of the LifePath Index 2060 Fund Custom Benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect LifePath Index 2060 Fund’s asset allocation strategy but rather reflect the LifePath Index 2060 Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. To the extent that dividends and distributions have been paid by LifePath Index 2060 Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How LifePath Index 2060 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Index 2060 Fund expenses during these periods, LifePath Index 2060 Fund’s returns would have been lower. Updated information on LifePath Index 2060 Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882‑0052.

Performance Past Does Not Indicate Future [Text]	How LifePath Index 2060 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the performance of LifePath Index 2060 Fund to that of the Russell 1000® Index, the Bloomberg U.S. Aggregate Bond Index and the LifePath Index 2060 Fund Custom Benchmark, a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index (Net), MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which LifePath Index 2060 Fund invests according to their weightings as of the most recentquarter‑end. The Bloomberg U.S. Aggregate Bond Index and the LifePath Index 2060 Fund Custom Benchmark are relevant to the Fund because they have characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2060 Fund As of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 19.10% (quarter ended June 30, 2020) and the lowest return for a quarter was –22.13% (quarter ended March 31, 2020).
Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Investor A Shares only, and the after‑tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for Investor A Shares only, and the after‑tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	http://www.blackrock.com
Performance Availability Phone [Text]	(800) 882‑0052
Investor A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	19.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020